Business Combination - Summary of pro forma data is presented for illustrative purposes as follows (Detail) - Alliance Acquisition [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition Pro Forma Information [Line Items]
Pro forma net revenues	$ 567,107	$ 545,659
Pro forma net loss before income taxes	$ (79,356)	$ (104,221)